Average Annual Total Returns - Reaves Infrastructure Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (reflects no deduction for fees, expenses or taxes), Reaves Infrastructure Fund
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
MSCI USA Infrastructure Index (reflects no deduction for fees, expenses or taxes), Reaves Infrastructure Fund
Prospectus [Line Items]
Average Annual Return, Percent	27.51%	6.17%	7.12%
Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	20.66%	3.60%	6.15%
Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	20.21%	2.55%	4.49%
Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.52%	2.67%	4.55%